Risk management - Additional information (Details) - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2027	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Global GDP increase			2.00%
Global GDP rate assumed			2.40%
Commercial Real Estate/ Inflation and interest rate increases			€ 32	€ 50
Economic sector / portfolio based adjustments			20	38
Mortgage portfolio adjustments			112	112
Climate transition risk			44	29
Unweighted ECL for all collective provisioned clients in upside scenario			2,911
Unweighted ECL for all collective provisioned clients in baseline scenario			3,179
Unweighted ECL for all collective provisioned clients in down scenario			3,887
Total ECL collective assessment			€ 1,474	1,328
Qualitative indicator, days arrears, backstop			30 days
Upside scenario
Disclosure of credit risk exposure [line items]
Total ECL collective assessment for performing assets			€ 1,156
Change in average threshold ratio			(0.50%)
Downside scenario
Disclosure of credit risk exposure [line items]
Total ECL collective assessment for performing assets			€ 2,170
Change in average threshold ratio			1.70%
GERMANY
Disclosure of credit risk exposure [line items]
Economic sector / portfolio based adjustments			€ 9
Australia
Disclosure of credit risk exposure [line items]
Economic sector / portfolio based adjustments			11
Wholesale Banking
Disclosure of credit risk exposure [line items]
Commercial Real Estate/ Inflation and interest rate increases			18
Climate transition risk			25
Retail banking
Disclosure of credit risk exposure [line items]
Commercial Real Estate/ Inflation and interest rate increases			14
Climate transition risk			€ 19
Eurozone
Disclosure of credit risk exposure [line items]
Economic growth rate			0.90%
Poland
Disclosure of credit risk exposure [line items]
Economic growth rate			3.20%
Turkey
Disclosure of credit risk exposure [line items]
Economic growth rate			2.90%
RUSSIAN FEDERATION
Disclosure of credit risk exposure [line items]
Economic growth rate			1.60%
CHINA
Disclosure of credit risk exposure [line items]
Economic growth rate			4.50%
Australia
Disclosure of credit risk exposure [line items]
Economic growth rate			1.80%
Forecast
Disclosure of credit risk exposure [line items]
Global output percent	2.40%	2.10%	2.00%
Global GDP increase		2.10%
Global GDP rate assumed		2.40%
Forecast | UNITED STATES
Disclosure of credit risk exposure [line items]
Economic growth rate	2.00%	1.50%	1.40%
Forecast | Eurozone
Disclosure of credit risk exposure [line items]
Economic growth rate	1.40%	1.10%
Forecast | Poland
Disclosure of credit risk exposure [line items]
Economic growth rate	2.80%	3.40%
Forecast | Turkey
Disclosure of credit risk exposure [line items]
Economic growth rate	3.60%	3.30%
Forecast | RUSSIAN FEDERATION
Disclosure of credit risk exposure [line items]
Economic growth rate	1.40%	1.30%
Forecast | CHINA
Disclosure of credit risk exposure [line items]
Economic growth rate	4.10%	4.10%
Forecast | Australia
Disclosure of credit risk exposure [line items]
Economic growth rate	2.50%	2.20%
Excluding all managment adjustments
Disclosure of credit risk exposure [line items]
Total model ECL			€ 3,267
Gross carrying amount | Loans
Disclosure of credit risk exposure [line items]
Changes in models			0	0
Expected credit losses			€ (1,093,934)	(1,048,574)		€ (1,025,043)
Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Percentage of financial assets			91.70%		91.10%
Gross carrying amount | Stage 1 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			€ 0	0
Expected credit losses			€ (1,003,405)	€ (954,943)		(937,633)
Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Percentage of financial assets			7.10%	7.60%
Changes in models			€ (2,300)
Gross carrying amount | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			0	€ 0
Expected credit losses			(77,596)	(79,888)		(75,454)
Gross carrying amount | Stage 2 | Not credit-impaired | Loans | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Increase (decrease) through net transfers, financial assets			(10,500)
Increase (decrease) through net level three transfers, financial assets			7,700
Gross carrying amount | Stage 2 | Not credit-impaired | Other Commitments | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Increase through other commitments			1,100
Gross carrying amount | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Expected credit losses			€ (77,600)	€ (79,900)
Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Percentage of financial assets			1.20%	1.30%
Gross carrying amount | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			€ 0	€ 0
Expected credit losses			(12,932)	(13,742)		(11,956)
Gross carrying amount | Stage 3 | Credit impaired | Loans
Disclosure of credit risk exposure [line items]
Decrease through derecognition and repayments financial assets			800
Increase through write-offs and disposals, financial assets			1,500
Gross carrying amount | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			(800)
Expected credit losses			(12,900)	(13,700)
Gross carrying amount | Stage 3 | Loans | Credit impaired | Of which: non-performing
Disclosure of credit risk exposure [line items]
Changes in models			(1,500)
Provisions
Disclosure of credit risk exposure [line items]
Expected credit losses			5,945	6,049
Increase (decrease) in financial assets			(612)	(1,194)
Provisions | Loans
Disclosure of credit risk exposure [line items]
Changes in models			35	20
Expected credit losses			5,945	6,049		5,839
Increase (decrease) in financial assets			(612)	(1,179)
Provisions | Stage 1 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			6	(8)
Expected credit losses			439	409		517
Increase (decrease) in financial assets			(39)	102
Provisions | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			(17)	6
Expected credit losses			1,247	1,130		1,435
Increase (decrease) due to sales and repayments, financial assets			(600)
Increase (decrease) in financial assets			(137)	297
Provisions | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Changes in models			47	22
Expected credit losses			4,259	4,509		€ 3,887
Financial assets, increase (decrease) in provisions			(300)
Increase (decrease) in financial assets			€ (436)	€ (1,578)